Disposal of Subsidiary (Tables)	12 Months Ended
Oct. 31, 2024
Disposal of Subsidiary [Abstract]
Schedule of Fair Value of Assets and Liabilities

On November 30, 2023, the fair value of the following assets and liabilities were disposed of resulting in the total loss of approximately $0.15 million:

Total Selling Price	$6,000
Net Assets Disposed:

Total Assets	873,712
Total Liabilities	(1,008,742)
NCI	41,357
AOCI	(179)
Net Assets Disposed	(93,852)
Income from disposal of discontinued operations	$99,852

On September 29, 2024, the fair value of the following assets and liabilities were disposed of resulting in the total loss of approximately $0.15 million:

Total Selling Price	$1,000,000
Net Assets Disposed:

Total Assets	5,203,825
Total Liabilities	(4,780,669)
NCI	(72,525)
AOCI	891,798
Net Assets Disposed	1,242,429
Loss from disposal of discontinued operations	$(242,429)

Schedule of Loss on Discontinued Operations

Loss on discontinued operations for the period ended November 30, 2023 was as follows:

Dollars in thousands
Revenue	$47,656
Expenses	(57,765)
Loss on discontinued operations	$(10,109)

Loss on discontinued operations for the period ended September 29, 2024 was as follows:

Dollars in thousands
Revenue	$2,284,686
Expenses	(5,490,416)
Loss on discontinued operations	$(3,205,730)